SHARE CAPITAL (Share Capital) (Details) (USD $)	1 Months Ended					6 Months Ended	39 Months Ended
	Feb. 28, 2010	Aug. 31, 2007	Apr. 30, 2005	Mar. 31, 2000	Dec. 31, 1999	Mar. 31, 2001	Dec. 31, 2003
SHARE CAPITAL [Abstract]
Stock issued during period, shares		3,200,000		1,500,000	4,600,000
Net proceeds from initial public offering					$ 49,838
Proceeds from issuance of stock				62,702
Stock repurchase program, number of shares authorized for repurchase						1,000,000
Stock repurchase program, authorized amount			10,000			10,000
Number of shares repurchased							898,500
Treasury stock acquired during the period, value							9,885
Equity issuance, price per share		$ 6
Fair value of warrants		$ 1,081,000
Stock split ratio	0.1